Business acquisitions (Seadrill Operating LP) (Details) - USD ($) $ in Millions				12 Months Ended
	Jul. 21, 2014	Jul. 20, 2014	Oct. 24, 2012	Dec. 31, 2014
Business Acquisition [Line Items]
Purchase of non-controlling interest				$ 372.8
Total Before Non- Controlling interest
Business Acquisition [Line Items]
Purchase of non-controlling interest				$ 279.6
Seadrill Operating LP
Business Acquisition [Line Items]
Ownership interest purchased (as percent)	28.00%
Payments to acquire additional interest in subsidiaries	$ 372.8
Percentage of ownership interest in limited liability company (LLC) (as percent)	58.00%	30.00%	30.00%
Purchase of non-controlling interest	$ 93.2
Seadrill Operating LP | Total Before Non- Controlling interest
Business Acquisition [Line Items]
Purchase of non-controlling interest	$ 279.6